Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	116 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.71%
Russell Midcap® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.34%	9.92%	9.59%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.32%	9.95%	9.62%
Performance Inception Date			May 13, 2015
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.59%	8.85%	8.16%
Performance Inception Date			May 13, 2015
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.19%	7.71%	7.36%
Performance Inception Date			May 13, 2015